Short-term Investment and Restricted Cash (Details)		6 Months Ended
	Sep. 09, 2019 EUR (€)	Jun. 30, 2020 USD ($) shares	Jun. 30, 2020 EUR (€) shares	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Sep. 09, 2019 USD ($)	Sep. 09, 2019 EUR (€)	Dec. 31, 2018 USD ($)
Short-term Investment and Restricted Cash (Textual)
Restricted cash		$ 67,744		$ 225,500		$ 225,500
Liquidity agreement term	1 year
Purchase of shares (unaudited) | shares		5,607	5,607
Fair value amount (unaudited)		$ 97,029
Short-term investment unrealized loss (unaudited)		60,170
Remaining cash balance (unaudited)		$ 67,744
Euro [Member]
Short-term Investment and Restricted Cash (Textual)
Restricted cash | €					€ 200,000		€ 200,000
Compensation paid in advance | €	€ 20,000
Remaining cash balance (unaudited) | €			€ 60,286